Document and Entity Information	3 Months Ended
Aug. 31, 2016
Document And Entity Information
Entity Registrant Name	HISPANICA INTERNATIONAL DELIGHTS OF AMERICA, INC.
Entity Central Index Key	0001579010
Document Type	S-1
Document Period End Date	Aug. 31, 2016
Amendment Flag	true
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2016
Amendment	Amendment No. 1